Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$342	$355,872
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	181	197,603
Raytheon Technologies Corp., 7.50%, 09/15/29(a)	170	243,528
		797,003
Agriculture — 1.9%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	962	1,141,692
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)(a)	227	247,898
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	306	345,431
		1,735,021
Airlines — 0.2%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	169	167,062

Auto Manufacturers — 0.7%
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	222	272,687
Toyota Motor Corp., 2.76%, 07/02/29	102	112,386
Toyota Motor Credit Corp., 3.65%, 01/08/29	207	240,925
		625,998
Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	90	104,437
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	124	140,608
		245,045
Banks — 8.2%
Banco Santander SA, 3.31%, 06/27/29	357	397,409
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	330	370,438
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	248	288,054
ING Groep NV, 4.05%, 04/09/29	316	370,757
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	111	127,429
KeyCorp, 2.55%, 10/01/29(a)	365	389,152
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	820	908,511
3.74%, 03/07/29	146	168,449
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	171	192,136
PNC Bank N.A., 2.70%, 10/22/29	196	210,692
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	513	586,246
Sumitomo Mitsui Financial Group Inc.
2.72%, 09/27/29	62	66,437
3.04%, 07/16/29	905	991,627
3.20%, 09/17/29(a)	105	113,435
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	243	280,721
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	386	424,666
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	145	159,075
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	1,085	1,266,965
Wintrust Financial Corp., 4.85%, 06/06/29	80	86,382
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	155	161,730
		7,560,311
Beverages — 3.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	1,311	1,590,492
Coca-Cola Co. (The), 2.13%, 09/06/29	399	416,512
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	336	368,184
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	371	392,919
Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	$387	$422,863
7.00%, 03/01/29(a)	81	115,368
		3,306,338
Building Materials — 0.4%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	235	258,255
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	120	137,345
		395,600
Chemicals — 2.5%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	145	156,327
Dow Chemical Co. (The), 7.38%, 11/01/29	283	399,868
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	198	221,261
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(a)	209	240,714
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	295	348,908
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	114	124,267
Rohm & Haas Co., 7.85%, 07/15/29	260	361,631
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	78	90,252
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	334	364,424
		2,307,652
Commercial Services — 2.3%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	466	510,069
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	179	212,031
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	504	549,315
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	375	437,212
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	167	179,844
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	239	282,300
		2,170,771
Computers — 2.5%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	488	515,845
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(b)	580	698,407
International Business Machines Corp., 3.50%, 05/15/29(a)	925	1,050,051
		2,264,303
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	302	322,497
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	246	259,087
		581,584
Diversified Financial Services — 2.3%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	129	135,465
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	475	575,040
Charles Schwab Corp. (The)
3.25%, 05/22/29 (Call 02/22/29)(a)	450	507,303
4.00%, 02/01/29 (Call 11/01/28)	58	68,206
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	228	268,146
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	270	299,228
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	232	278,117
		2,131,505
Electric — 6.3%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)(a)	114	124,268
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	288	330,877
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	145	158,672
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	104	116,890
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	135	143,899
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	321	360,213
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	121	130,356
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	110	125,917

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	$207	$235,773
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	134	155,616
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	305	330,403
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	198	235,147
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	266	285,934
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	49	56,173
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	275	322,743
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	147	170,035
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	158	183,759
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	171	184,136
3.50%, 04/01/29 (Call 01/01/29)	305	345,016
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(a)	133	150,903
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	25	32,436
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	158	180,919
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	110	123,899
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(a)	89	95,776
6.65%, 04/01/29(a)	90	112,964
Series A, 4.20%, 03/01/29 (Call 12/01/28)	280	327,354
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	191	217,784
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	201	221,524
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)	155	172,885
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	216	230,949
		5,863,220
Electronics — 1.5%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	243	262,724
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	120	132,007
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	115	137,769
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	185	217,468
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	65	71,612
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	228	251,283
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	300	328,089
		1,400,952
Environmental Control — 0.3%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	227	256,195

Food — 1.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	71	97,147
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	131	140,850
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	216	262,051
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	373	445,937
		945,985
Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	60	87,991
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	555	665,967
		753,958
Gas — 1.0%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)(a)	75	81,656
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	248	269,479
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	280	304,167
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	234	265,597
		920,899
Security	Par (000)	Value

Health Care - Products — 1.6%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	$325	$376,629
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	336	360,679
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	352	393,311
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)(a)	301	323,750
		1,454,369
Health Care - Services — 3.5%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	65	70,311
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	359	390,732
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	163	175,018
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	329	364,483
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	652	747,355
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	221	241,867
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	290	316,254
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	226	240,186
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	215	255,428
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	69	80,703
UnitedHealth Group Inc., 2.88%, 08/15/29	356	394,149
		3,276,486
Home Furnishings — 0.7%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	209	242,089
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	298	359,963
		602,052
Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	224	253,360

Insurance — 4.0%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	247	292,391
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	351	404,928
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	98	109,835
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	90	106,057
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	152	177,317
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	143	172,855
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	139	160,626
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	159	170,669
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	65	72,179
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	483	579,537
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	193	219,754
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	187	216,148
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	193	229,000
6.63%, 03/01/29	34	45,985
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	188	214,038
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	137	153,388
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	106,747
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	278	300,198
		3,731,652
Internet — 0.2%
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	188	204,040

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	145	157,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	$270	$283,154
		440,727
Machinery — 1.2%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	263	285,176
Deere & Co., 5.38%, 10/16/29	155	202,742
John Deere Capital Corp.
2.80%, 07/18/29(a)	286	314,980
3.45%, 03/07/29	60	69,144
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	180	207,132
		1,079,174
Manufacturing — 1.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	426	454,993
3.38%, 03/01/29 (Call 12/01/28)(a)	236	269,307
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	367	409,554
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	115	135,315
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	129	145,827
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	265	307,482
		1,722,478
Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)(a)	456	544,136
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	298	344,452
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	634	760,546
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)	207	242,637
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	643	660,085
		2,551,856
Mining — 0.4%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	311	334,785

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	144	168,641

Oil & Gas — 4.3%
CHEVRON USA Inc. Co., 3.25%, 10/15/29 (Call 07/15/29)	185	208,532
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)	180	203,647
ConocoPhillips Co., 6.95%, 04/15/29	537	740,781
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	412	437,593
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	432	461,242
Hess Corp., 7.88%, 10/01/29	145	192,183
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	262	293,684
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	522	550,125
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	398	450,783
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	355	393,801
		3,932,371
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	246	268,462
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	214	221,822
		490,284
Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	225	246,922
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	282	343,992
		590,914
Pharmaceuticals — 7.3%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	1,624	1,797,281
Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	$342	$402,124
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	1,073	1,225,452
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	606	672,102
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	456	523,529
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	393	452,449
Johnson & Johnson, 6.95%, 09/01/29(a)	50	72,014
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	204	247,303
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	566	647,674
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	632	726,168
		6,766,096
Pipelines — 3.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29).	130	148,528
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(a)	423	462,660
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	99	97,757
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)(a)	378	409,627
Energy Transfer Operating LP, 5.25%, 04/15/29 (Call 01/15/29)	487	562,368
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	446	488,745
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	261	309,230
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	303	321,035
4.35%, 03/15/29 (Call 12/15/28)	156	175,341
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	205	212,335
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	308	320,126
		3,507,752
Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	225	241,612
4.50%, 07/30/29 (Call 04/30/29)	30	36,187
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	176	209,313
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	531	603,365
3.95%, 03/15/29 (Call 12/15/28)	271	309,653
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	201	225,335
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	321	355,142
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	100	110,910
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	205	234,434
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)(a)	246	272,974
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	168	182,451
4.30%, 02/15/29 (Call 11/15/28)	272	318,417
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	89	104,035
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	228	244,594
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	360	407,452
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	137	149,397
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	437	473,900
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	268	294,141
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	224	257,965
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	96	103,800
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	269	314,612
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	220	247,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	$135	$152,523
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	160	162,574
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	205	236,812
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	107	122,765
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)(a)	136	156,619
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	255	295,820
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)(a)	178	189,502
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	66	79,974
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	179	203,036
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)	47	52,290
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	149	158,368
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	140	147,454
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)(a)	361	372,992
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	50	55,957
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	105	120,947
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	130	153,276
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	259	300,220
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	120	127,856
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	199	229,127
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	303	352,316
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	84	94,725
		9,462,415
Retail — 3.8%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	191	217,828
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	550	612,804
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	488	558,628
6.50%, 03/15/29	40	53,667
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	295	317,087
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	196	226,848
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	361	412,179
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	374	429,973
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	225	243,142
3.25%, 07/08/29 (Call 04/08/29)	389	444,666
		3,516,822
Semiconductors — 4.1%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	1,037	1,211,901
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	580	620,646
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	310	366,312
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	381	450,056
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	263	324,768
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	387	452,802
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	337	357,304
		3,783,789
Software — 1.9%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	317	341,939
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	258	296,986
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)(a)	960	1,082,131
		1,721,056
Telecommunications — 4.3%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	305	342,716
Security	Par/ Shares (000)	Value

Telecommunications (continued)
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	$944	$1,107,548
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	222	250,103
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)(a)	337	400,208
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)(a)	534	617,395
4.02%, 12/03/29 (Call 09/03/29)(a)(b)	50	58,539
4.02%, 12/03/29 (Call 09/03/29)	993	1,162,584
		3,939,093
Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	360	402,347

Transportation — 2.4%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)(a)	366	436,587
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	354	389,163
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	206	221,977
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)(a)	196	210,210
Union Pacific Corp., 3.70%, 03/01/29 (Call 12/01/28)	506	582,421
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	205	219,506
3.40%, 03/15/29 (Call 12/15/28)	164	186,202
		2,246,066
Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)(a)	127	153,595

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)(a)	222	252,920
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	143	161,584
		414,504
Total Corporate Bonds & Notes — 98.8%
(Cost: $87,330,071)	.	91,176,126

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	7,795	7,800,101
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	633	633,000
		8,433,101
Total Short-Term Investments — 9.1%
(Cost: $8,431,070)		8,433,101

Total Investments in Securities — 107.9%
(Cost: $95,761,141)		99,609,227

Other Assets, Less Liabilities — (7.9)%		(7,293,530)

Net Assets — 100.0%		$92,315,697

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,769,201	$2,031,477	(a)	$—	$(276)	$(301)	$7,800,101	7,795	$3,753	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	313,000	320,000	(a)	—	—	—	633,000	633	49		—
					$(276)	$(301)	$8,433,101		$3,802		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$91,176,126	$—	$91,176,126
Money Market Funds	8,433,101	—	—	8,433,101
	$8,433,101	$91,176,126	$—	$99,609,227